Loss per share	12 Months Ended
Dec. 31, 2023
Loss per share
Loss per share

16.  Loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2021, 2022 and 2023 as follows:

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders – basic and diluted	(1,452,221)	(1,244,962)	(964,384)
Denominator:
Weighted-average ordinary shares outstanding – basic and diluted	1,213,878,050	1,325,036,140	1,528,540,765
Net loss per share attributable to ordinary shareholders: – Basic and diluted	(1.20)	(0.94)	(0.63)

As a result of the Group’s net loss for the three years ended December 31, 2021, 2022 and 2023, the following potential ordinary shares in the respective periods were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	Year ended December 31,
	2021	2022	2023

Preferred shares – weighted shares	3,746,626,700	3,837,917,495	3,945,881,532
Share options - weighted shares	41,350,000	64,117,791	76,965,197